Income taxes (Schedule of Provision for Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income taxes [Abstract]
Current tax expenses	$ 9,978,069	62,717,151	105,194,680	88,264,738
Income tax expense	$ 9,978,069	62,717,151	105,194,680	88,264,738